UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Cedar Creek Management, LLC
Address:  	47 Maple Street
                The Atrium - Suite 303
                Summit, NJ 07901

Form 13F File Number:   028-12702
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terrence G. O'Connor
Title:    Managing Member
Phone:    (908) 608-0828

Signature, Place, and Date of Signing:

 /S/ Terrence G. O'Connor                   Summit, NJ                11/10/09
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            6
                                          -----------------
Form 13F Information Table Value Total:   $     30,195
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 9/30/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMCAST CORP NEW CL A          COM              20030N101     4558   270000 SH       SOLE                   270000        0        0
ENSTAR GROUP LIMITED SHS       COM              G3075P101      311     5000 SH       SOLE                     5000        0        0
TIME WARNER CABLE INC          COM              88732J207     7972   185000 SH       SOLE                   185000        0        0
TIME WARNER INC                COM              887317105     5996   208333 SH       SOLE                   208333        0        0
VIACOM INC CLASS B             COM              92553P201     6449   230000 SH       SOLE                   230000        0        0
WAL MART STORES INC            COM              931142103     4909   100000 SH       SOLE                   100000        0        0

